UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             5/15/09
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        78
                                               -------------

Form 13F Information Table Value Total:        $338,218
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                                 FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                            VALUE    SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT    PRN CALL DISCRETION  MANAGERS     SOLE   SHARED NONE

3PAR INC                      COM               88580F109    1,807     275,000  SH          SOLE                 275,000
A POWER ENERGY GENERAT SYS L  COM               G04136100      347      80,000  SH          SOLE                  80,000
ACE LTD                       SHS               H0023R105    4,040     100,000  SH          SOLE                 100,000
AES CORP                      COM               00130H105      436      75,000  SH          SOLE                  75,000
AETNA INC NEW                 COM               00817Y108    7,299     300,000  SH          SOLE                 300,000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR     009606104      270      53,100  SH          SOLE                  53,100
ALCOA INC                     COM               013817101      367      50,000  SH          SOLE                  50,000
ALPHA NATURAL RESOURCES INC   COM               02076X102      444      25,000  SH          SOLE                  25,000
AMERICAN PUBLIC EDUCATION IN  COM               02913V103    3,155      75,000  SH          SOLE                  75,000
AMERICAN SUPERCONDUCTOR CORP  COM               030111108      433      25,000  SH          SOLE                  25,000
AMERICAN SUPERCONDUCTOR CORP  COM               030111108      866      50,000  SH  CALL    SOLE
APPLE INC                     COM               037833100   11,563     110,000  SH          SOLE                 110,000
CENTEX CORP                   COM               152312104    4,163     555,000  SH          SOLE                 555,000
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH   167250109    4,859     775,000  SH          SOLE                 775,000
COMVERGE INC                  COM               205859101      382      55,000  SH          SOLE                  55,000
CORINTHIAN COLLEGES INC       COM               218868107    4,863     250,000  SH          SOLE                 250,000
COVANTA HLDG CORP             COM               22282E102    5,923     452,500  SH          SOLE                 452,500
CREE INC                      COM               225447101    3,765     160,000  SH  PUT     SOLE                 160,000
CVS CAREMARK CORPORATION      COM               126650100   10,996     400,000  SH          SOLE                 400,000
DAVITA INC                    COM               23918K108    4,835     110,000  SH          SOLE                 110,000
DELTA AIR LINES INC DEL       COM NEW           247361702    4,223     750,000  SH          SOLE                 750,000
ECLIPSYS CORP                 COM               278856109    5,070     500,000  SH          SOLE                 500,000
ENERGY CONVERSION DEVICES IN  NOTE 3.000% 6/1   292659AA7      529   1,000,000  PRN         SOLE               1,000,000
ENERGYSOLUTIONS INC           DEPOSITARY SH     292756202      433      50,000  SH          SOLE                  50,000
ENERNOC INC                   COM               292764107      218      15,000  SH          SOLE                  15,000
ENVIRONMENTAL PWR CORP        COM NEW           29406L201      315     874,289  SH          SOLE                 874,289
FIRST SOLAR INC               COM               336433107    1,261       9,500  SH          SOLE                   9,500
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    4,764     125,000  SH          SOLE                 125,000
FUEL SYS SOLUTIONS INC        COM               35952W103    3,707     275,000  SH          SOLE                 275,000
FUELCELL ENERGY INC           COM               35952H106      480     200,000  SH          SOLE                 200,000
GILEAD SCIENCES INC           COM               375558103    9,264     200,000  SH          SOLE                 200,000
GOOGLE INC                    CL A              38259P508   10,442      30,000  SH          SOLE                  30,000
GRACE W R & CO DEL NEW        COM               38388F108   10,744   1,700,000  SH          SOLE               1,700,000
HALLIBURTON CO                COM               406216101    4,641     300,000  SH  CALL    SOLE
HARBIN ELECTRIC INC           COM               41145W109    4,729     769,000  SH          SOLE                 769,000
ITRON INC                     COM               465741106    5,682     120,000  SH          SOLE                 120,000
LAS VEGAS SANDS CORP          COM               517834107    2,107     700,000  SH          SOLE                 700,000
LIFE TECHNOLOGIES CORP        COM               53217V109    6,496     200,000  SH          SOLE                 200,000
LSB INDS INC                  COM               502160104      495      50,000  SH          SOLE                  50,000
MAXWELL TECHNOLOGIES INC      COM               577767106    1,184     170,404  SH          SOLE                 170,404
MELLANOX TECHNOLOGIES LTD     SHS               M51363113    1,666     200,000  SH          SOLE                 200,000
MICROSOFT CORP                COM               594918104   13,778     750,000  SH  CALL    SOLE
MONOGRAM BIOSCIENCES INC      COM NEW           60975U207    1,799     708,331  SH          SOLE                 708,331
MONSANTO CO NEW               COM               61166W101      831      10,000  SH          SOLE                  10,000
MYLAN INC                     COM               628530107    8,415     627,500  SH          SOLE                 627,500
MYR GROUP INC DEL             COM               55405W104      763      50,000  SH          SOLE                  50,000
NORTHWEST PIPE CO             COM               667746101      427      15,000  SH          SOLE                  15,000
NUANCE COMMUNICATIONS INC     COM               67020Y100    3,252     300,000  SH          SOLE                 300,000
NUVASIVE INC                  COM               670704105    6,904     220,000  SH          SOLE                 220,000
OMNITURE INC                  COM               68212S109    4,287     325,000  SH          SOLE                 325,000
ORION MARINE GROUP INC        COM               68628V308      590      45,000  SH          SOLE                  45,000
ORMAT TECHNOLOGIES INC        COM               686688102    6,590     240,000  SH          SOLE                 240,000
PLANTRONICS INC NEW           COM               727493108    4,225     350,000  SH          SOLE                 350,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   23,260     533,000  SH          SOLE                 533,000
RALCORP HLDGS INC NEW         COM               751028101    9,160     170,000  SH          SOLE                 170,000
RIVERBED TECHNOLOGY INC       COM               768573107    2,943     225,000  SH          SOLE                 225,000
ROCKWOOD HLDGS INC            COM               774415103    2,856     359,700  SH          SOLE                 359,700
RUBICON TECHNOLOGY INC        COM               78112T107      452      85,200  SH          SOLE                  85,200
SCHERING PLOUGH CORP          COM               806605101   15,896     675,000  SH          SOLE                 675,000
SCHLUMBERGER LTD              COM               806857108   14,217     350,000  SH  CALL    SOLE
SHAW GROUP INC                COM               820280105      685      25,000  SH          SOLE                  25,000
SMART BALANCE INC             COM               83169Y108    9,664   1,600,000  SH          SOLE               1,600,000
SMITH INTL INC                COM               832110100    2,148     100,000  SH  CALL    SOLE
STATE STR CORP                COM               857477103    5,387     175,000  SH          SOLE                 175,000
SUNOCO INC                    COM               86764P109      662      25,000  SH          SOLE                  25,000
SYNTHESIS ENERGY SYS INC      COM               871628103      682   1,033,200  SH          SOLE               1,033,200
TRANSOCEAN LTD                REG SHS           H8817H100      294       5,000  SH          SOLE                   5,000
TRINA SOLAR LIMITED           NOTE 4.000% 7/1   89628EAA2    3,045   6,500,000  PRN         SOLE               6,500,000
URBAN OUTFITTERS INC          COM               917047102    2,333     142,500  SH          SOLE                 142,500
VMWARE INC                    CL A COM          928563402    2,362     100,000  SH          SOLE                 100,000
WALTER INDS INC               COM               93317Q105      229      10,000  SH          SOLE                  10,000
WEATHERFORD INTERNATIONAL LT  REG               H27013103   10,517     950,000  SH          SOLE                 950,000
WEYERHAEUSER CO               COM               962166104      689      25,000  SH          SOLE                  25,000
WONDER AUTO TECHNOLOGY INC    COM               978166106    4,636   1,295,000  SH          SOLE               1,295,000
YINGLI GREEN ENERGY HLDG CO   ADR               98584B103    7,224   1,200,000  SH          SOLE               1,200,000
YUCHENG TECHNOLOGIES LTD      COM               G98777108    7,727   1,213,000  SH          SOLE               1,213,000
ZBB ENERGY CORPORATION        COM               98876R204      310     364,795  SH          SOLE                 364,795
ZHONGPIN INC                  COM               98952K107    9,724   1,095,000  SH          SOLE               1,095,000

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